Derivatives and Hedging Activities	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Derivatives and Hedging Activities

Note 8   Derivatives and Hedging Activities

The Company uses interest rate swaps to manage interest rate risk related to FHLB advances and certificates of deposit with maturities of one year, which expose the Company to variability in cash flows due to changes in interest rates. The Company enters into LIBOR-based interest rate swaps that are designated as cash flow hedges with the objective of limiting the variability of interest payment cash flows resulting from changes in the benchmark interest rate LIBOR. The effective portion of changes in the fair value of interest rate swaps designated as cash flow hedging instruments is reported in accumulated other comprehensive income ("AOCI") and subsequently reclassified into interest expense in the same period in which the related interest on the floating-rate debt obligations affects earnings. The Company may be exposed to credit risk in the event of nonperformance by the counterparties to its interest rate swap agreements. The Company manages this risk by entering into interest rate swaps only with primary dealers, the use of ISDA master agreements, credit approvals, counterparty limits and monitoring procedures and does not currently anticipate any losses from failure of counterparties to honor their obligations.

The Company also enters into interest rate swaps with certain of its borrowers to enable those borrowers to manage their exposure to interest rate fluctuations. To mitigate interest rate risk associated with these derivative contracts, the Company enters into offsetting derivative contract positions with financial institution counterparties. The Company manages credit risk, or the risk of default by its borrowers, though its normal loan underwriting and credit monitoring policies and procedures. These interest rate swap contracts are not designated as hedging instruments; therefore, changes in the fair value of these derivatives are recognized immediately in earnings.

The following tables set forth certain information concerning the Company's interest rate contract derivative financial instruments and related hedged items at June 30, 2011 and December 31, 2010 (dollars in thousands):

	June 30, 2011
				Remaining
				Life in	Notional	Balance Sheet	Fair value
	Hedged Item	Pay Rate	Receive Rate	Years	Amount	Location	Asset	Liability

Derivatives designated as cash flow hedges
Pay-fixed interest rate swaps	Variability of interest cash flows on certificates of deposit	3.11%	12-Month Libor	4.4	$225,000	Other liabilities	$—	$(13,822)
Purchased interest rate forward-starting swaps	Variability of interest cash flows on FHLB advances	3.42% - 3.76%	3-Month Libor	3.9 - 5.8	405,000	Other liabilities	—	(35,366)
Derivatives not designated as hedges
Pay-fixed interest rate swaps		3.68% - 5.49%	1-Month Libor less .69% to + 2.25%	4.2 - 4.5	17,227	Other assets	306	—
Pay-variable interest rate swaps		1-Month Libor less .69% to + 2.25%	3.68% - 5.49%	4.2 - 4.5	17,227	Other liabilities	—	(306)
Total					$664,454		$306	$(49,494)

	December 31, 2010
				Remaining
				Life in	Notional	Balance Sheet	Fair value
	Hedged Item	Pay Rate	Receive Rate	Years	Amount	Location	Asset	Liability

Derivatives designated as cash flow hedges
Pay-fixed interest rate swaps	Variability of interest cash flows on certificates of deposit	3.11%	12-Month Libor	4.9	$225,000	Other liabilities	$—	$(10,872)
Purchased interest rate forward-starting swaps	Variability of interest cash flows on FHLB advances	3.42% - 3.76%	3-Month Libor	4.4 - 6.3	405,000	Other liabilities	—	(31,625)
Derivatives not designated as hedges
Pay-fixed interest rate swaps		3.68% - 5.49%	1-Month Libor less .69% to + 2.25%	4.7 - 5.0	17,304	Other assets	132	—

Pay-variable interest rate swaps		1-Month Libor less .69% to + 2.25%	3.68% - 5.49%	4.7 - 5.0	17,304	Other liabilities	—	(132)
Total					$664,608		$132	$(42,629)

The following table provides information about gains and losses recognized, included in interest expense in the accompanying consolidated statements of operations, related to interest rate contract derivative instruments designated as cash flow hedges for the three and six months ended June 30, 2011 and 2010 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010

Amount of gain (loss) in AOCI, net of tax (effective portion)	$(26,692)	$(26,419)	$(26,692)	$(26,419)
Amount of gain (loss) reclassified from AOCI into income (effective portion)	$(4,767)	$(3,390)	$(9,469)	$(4,433)
Amount of gain (loss) recognized in income (ineffective portion)	$—	$—	$427	$(279)

Following is a summary of the changes in the component of accumulated other comprehensive income related to these derivatives (in thousands):

	Six Months Ended June 30,
	2011	2010
Balance, beginning of period	$(23,931)	$(1,292)
Unrealized (gain) loss on cash flow hedges	(4,496)	(40,909)
Tax effect	1,735	15,782
Net of tax	(2,761)	(25,127)
Balance, end of period	$(26,692)	$(26,419)

During the six months ended June 30, 2011 and 2010, no derivative positions designated as cash flow hedges were discontinued, and none of the gains and losses reported in AOCI were reclassified into earnings as a result of the discontinuance of cash flow hedges or because of the early extinguishment of debt.

The Company enters into commitments to fund residential mortgage loans with the intention that these loans will subsequently be sold into the secondary market. A mortgage loan commitment binds the Company to lend funds to a potential borrower at a specified interest rate within a specified period of time, generally 30 to 90 days. These commitments are considered derivative instruments. The notional amount of outstanding mortgage loan commitment derivatives was $5.8 million and $6.4 million at June 30, 2011 and December 31, 2010, respectively. Outstanding derivative loan commitments expose the Company to the risk that the price of the loans arising from exercise of the commitments might decline from inception of the commitment to funding of the loan. To protect against the price risk inherent in derivative loan commitments, the Company utilizes "best efforts" forward loan sale commitments. Under a "best efforts" contract, the Company commits to deliver an individual mortgage loan to an investor if the loan to the underlying borrower closes. Generally, the price the investor will pay the Company for a loan is specified prior to the loan being funded. These commitments are considered derivative instruments once the underlying loans are funded. All of the Company's loans held for sale at June 30, 2011 and December 31, 2010 were subject to forward sale commitments. The notional amount of forward loan sale commitment derivatives was $1.2 million and $2.7 million at June 30, 2011 and December 31, 2010, respectively.  The fair value of derivative loan commitments and forward sale commitments was insignificant at June 30, 2011 and December 31, 2010.

Note 13 Derivatives and Hedging Activities

        The Company uses interest rate swaps to manage interest rate risk related to certain instruments used to finance its operations, including FHLB advances and certificates of deposit with maturities of one year, which expose the Company to variability in cash flows due to changes in interest rates. The Company enters into LIBOR-based interest rate swaps that are designated as cash flow hedges with the objective of limiting the variability of interest payment cash flows resulting from changes in the benchmark interest rate LIBOR. The effective portion of changes in the fair value of interest rate swaps designated as cash flow hedging instruments are reported in accumulated other comprehensive income ("AOCI") and subsequently reclassified into interest expense in the same period in which the related interest on the floating-rate debt obligations affects earnings. The Company is exposed to credit risk in the event of nonperformance by the counterparties to its interest rate swap agreements. The Company manages this risk by entering into interest rate swaps only with primary dealers, the use of ISDA master agreements, credit approvals, counterparty limits and monitoring procedures and does not expect any counterparties to fail their obligations.

        The Company also enters into interest rate swaps with certain of its borrowers to enable those borrowers to manage their exposure to interest rate fluctuations. To mitigate interest rate risk associated with these derivative contracts, the Company enters into offsetting derivative contract positions with financial institution counterparties. The Company manages credit risk, or the risk of default by its borrowers, though its normal loan underwriting and credit monitoring policies and procedures. These interest rate swap contracts are not designated as hedging instruments; therefore, changes in the fair value of these derivatives are recognized immediately in earnings.

        The following tables set forth certain information concerning the Company's interest rate contract derivative financial instruments and related hedged items at December 31, 2010 and 2009 (dollars in thousands):

	December 31, 2010
							Fair value
	Hedged Item	Pay Rate	Receive Rate	Remaining Life in Years	Notional Amount	Balance Sheet Location	Asset	Liability
Derivatives designated as cash flow hedges
Pay-fixed interest rate swaps	Variability of interest cash flows on certificates of deposit	3.11%	12-Month Libor	4.9	$225,000	Other liabilities	$—	$(10,872)
Purchased interest rate forward-starting swaps	Variability of interest cash flows on FHLB advances	3.42%-3.76%	3-Month Libor	4.4 - 6.3	405,000	Other liabilities	—	(31,625)
Derivatives not designated as hedges
Pay-fixed interest rate swaps		3.68%-5.49%	1-Month Libor less 69% to + 2.25%	4.7 - 5.0	17,304	Other assets	132	—
Pay-variable interest rate swaps		1-Month Libor less 69% to + 2.25%	3.68%-5.49%	4.7 - 5.0	17,304	Other liabilities	—	(132)

Total					$664,608		$132	$(42,629)

	December 31, 2009
							Fair value
	Hedged Item	Pay Rate	Receive Rate	Remaining Life in Years	Notional Amount	Balance Sheet Location	Asset	Liability
Derivatives designated as cash flow hedges
Pay-fixed interest rate swaps	Variability of interest cash flows on certificates of deposit	3.11%	12-Month Libor	5.9	$225,000	Other assets	$1,517	$—
Purchased interest rate forward-starting swaps	Variability of interest cash flows on FHLB advances	3.42%-3.76%	3-Month Libor	5.0 - 7.0	405,000	Other liabilities	—	(4,016)

Total					$630,000		$1,517	$(4,016)

        The following table provides information about gains and losses, included in interest expense in the accompanying statements of income, related to interest rate contract derivative instruments designated as cash flow hedges for the year ended December 31, 2010 and the period ended December 31, 2009 (dollars in thousands):

	Amount of Gain (Loss) Recognized in OCI, Net of Tax (Effective Portion)	Amount of Gain (Loss) Reclassified From AOCI Into Income (Effective Portion)	Amount of Gain (Loss) Recognized in Income (Ineffective Portion)
2010	$(23,931)	$(13,519)	$(706)

2009	$(1,292)	$(678)	$280

        Following is a summary of the changes in the component of other comprehensive income related to these derivatives:

	December 31, 2010	December 31, 2009
Balance, beginning of period	$(1,292)	$—
Unrealized loss on cash flow hedges	(36,857)	(2,101)
Tax effect	14,218	809

Net of tax	(22,639)	(1,292)

Balance, end of period	$(23,931)	$(1,292)

        During the year ended December 31, 2010 and the period ended December 31, 2009, no derivative positions designated as cash flow hedges were discontinued, and none of the gains and losses reported in AOCI were reclassified into earnings as a result of the discontinuance of cash flow hedges or because of the early extinguishment of debt.

        The Company enters into commitments to fund residential mortgage loans with the intention that these loans will subsequently be sold into the secondary market. A mortgage loan commitment binds the Company to lend funds to a potential borrower at a specified interest rate within a specified period of time, generally 30 to 90 days. These commitments are considered derivative instruments. The notional amount of outstanding mortgage loan commitment derivatives was $6.4 million at December 31, 2010 and the fair value of such commitments was $55.0 thousand. Outstanding derivative loan commitments expose the Company to the risk that the price of the loans arising from exercise of the commitments might decline from inception of the commitment to funding of the loan. To protect against the price risk inherent in derivative loan commitments, the Company utilizes "best efforts" forward loan sale commitments. Under a "best efforts" contract, the Company commits to deliver an individual mortgage loan to an investor if the loan to the underlying borrower closes. Generally, the price the investor will pay the Company for a loan is specified prior to the loan being funded. These commitments are considered derivative instruments once the underlying loans are funded. The notional amount of forward loan sale commitment derivatives was $2.7 million at December 31, 2010 and their fair value was $23.1 thousand. All of the Company's loans held for sale at December 31, 2010 were subject to forward sale commitments. The Company did not have any mortgage loan commitment derivatives or forward loan sale commitments at December 31, 2009.

Note 11 Derivatives and Hedging Activities

        The Bank uses derivative instruments as part of its interest rate risk management activities to reduce risks associated with its loan origination and borrowing activities. Derivatives used for interest rate risk management include loan commitments and forward contracts that relate to the pricing of specific on-balance sheet instruments and forecasted transactions. The Bank recognizes all derivatives as either assets or liabilities on the consolidated balance sheets and reports them at fair value with realized and unrealized gains and losses included in either earnings or in other comprehensive income, depending on the purpose for which the derivative is held and whether the derivative qualifies for hedge accounting.

Loan Commitments

        The Bank commits to originate one-to-four family residential mortgage loans with potential borrowers at specified interest rates for short periods of time, usually thirty days. If potential borrowers meet underwriting standards, these loan commitments obligate the Bank to fund the loans, but do not obligate the potential borrowers to accept the loans. If the borrowers do not allow the commitments to expire, the loans are funded, and either placed into the Bank's loan portfolio or held for sale. Based on historical experience, the interest rate environment, and the underlying loan characteristics, the Bank estimates the amount of commitments that will ultimately become loans held for sale and accounts for those as derivatives during the commitment period. As derivatives, the changes in the fair value of the commitments are recorded in current earnings under other non-interest expense with an offset to the consolidated balance sheets in other liabilities. Fair values are based solely on the relationship of observable market interest rates and are calculated with the assistance of third parties.

Forward Sales Contracts

        The Bank enters into forward sales contracts in order to economically hedge fair value exposure of loan commitments and fair value exposure to a change in interest rates of loans held for sale. Fair value changes of forward sales contracts, not eligible for hedge accounting, are recorded in earnings under non-interest expense with an offset in other liabilities. Hedge accounting was not applied to these contracts in the period from October 1, 2007 through May 21, 2009. Loans held for sale do not include any payment option loans.

Interest Rate Swaps

        As of May 21, 2009 the Bank had no interest rate swap agreements outstanding.

        The following table summarizes certain information with respect to the use of derivatives and their impact on the Bank's consolidated statements of operations during the period ended May 21, 2009 and the year ended September 30, 2008:

	May 21, 2009	September 30, 2008
	(in thousands)
Interest Rate Swaps
Net gain (loss) recorded in non-interest income related to swaps	$—	$14
Other Derivatives(1)
Gain (loss) recorded in non-interest expense related to loan commitments	$183	$97
Loss recorded in non-interest expense related to forward sales contracts	$(435)	$(627)

Total net loss recorded in earnings due to derivatives	$(252)	$(516)

(1)
BankUnited uses other derivatives to economically hedge interest rate risk, but they do not qualify for hedge accounting treatment. As of September 30, 2008, $16 thousand were reclassified out of other comprehensive income as a charge to expense from cash flow hedges. There were no such reclassifications for the period ended May 21, 2009.